Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 192,165,000		$ 356,533,000
Short-term investments	36,774,000	[1]	90,284,000	[1]
Accounts receivable, net of allowances of $6,369 and $5,367 at December 31, 2011 and 2010, respectively	201,636,000		179,621,000
Prepaid expenses and other current assets	45,846,000		48,312,000
Deferred income taxes, net	21,647,000		8,269,000
Total current assets	498,068,000		683,019,000
Property and equipment, net	94,602,000		70,854,000
Long-term investments	24,832,000	[1]	45,466,000	[1]
Intangible assets, net	150,386,000		62,785,000
Goodwill	858,444,000		706,224,000
Deferred income taxes, net	17,559,000		46,985,000
Other assets	55,627,000		21,843,000
Total assets	1,699,518,000		1,637,176,000
LIABILITIES AND EQUITY
Accounts payable	11,723,000		5,512,000
Accrued compensation	56,148,000		55,185,000
Other accrued expenses	42,845,000		32,600,000
Income taxes payable	14,482,000		13,091,000
Loans payable	91,597,000		521,000
Deferred revenue	388,788,000		324,121,000
Total current liabilities	605,583,000		431,030,000
Long-term liabilities:
Deferred revenue	111,050,000		100,264,000
Income taxes payable	51,276,000		41,385,000
Loans payable	32,133,000		32,730,000
Other long-term liabilities	9,942,000		11,000,000
Total long-term liabilities	204,401,000		185,379,000
Total liabilities	809,984,000		616,409,000
Commitments and contingencies (Notes 2 and 17)
Redeemable noncontrolling interest	22,000,000
Quest Software, Inc. stockholders' equity:
Preferred stock, $0.001 par value, 10,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value, 200,000 shares authorized; 83,148 and 92,893 shares issued and outstanding at December 31, 2011 and 2010, respectively	83,000		93,000
Additional paid-in-capital	521,653,000		729,640,000
Retained earnings	333,057,000		290,198,000
Accumulated other comprehensive (loss) income	(208,000)		836,000
Total Quest Software Inc. stockholders' equity	854,585,000		1,020,767,000
Noncontrolling interest	12,949,000
Total equity	867,534,000		1,020,767,000
Total liabilities and equity	$ 1,699,518,000		$ 1,637,176,000

[1]	Please refer to Note 16 - Fair Value Measurements for details regarding fair value measurements.